Share-Based Payment (Tables)	12 Months Ended
Jun. 30, 2022
Share-Based Payment Arrangement [Abstract]
Schedule of assumptions used to value the company's stock options grants
	For the years ended June 30,
	2022	2021	2020

Expected volatility	40%	41%	43%
Risk-free interest rate	0.71~1.62%	0.36%	1.63%
Exercise multiples	2.2~2.8	2.2~2.8	2.2~2.8
Expected dividend yield	0%	0%	0%
Forfeited rates	12~19	12~19%	9~10%
Fair market value per common share	$1.92~3.15	$2.89	$5.25

Schedule of stock options activities
	Number of stock options	Weighted Average Exercise Price	Weighted Average Grant-date Fair Value	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Outstanding as of July 1, 2021	1,430,490	$3.09	$1.35	4.4 years	1,949,145
Granted	4,090,300	$2.36	$1.07
Exercised*	(1,443)	$2.68	$1.02
Forfeited or expired	(833,674)	$2.73	$1.23
Outstanding as of June 30, 2022	4,685,673	$2.52	$1.13	4.1 years	-
Outstanding and exercisable as of June 30, 2022	555,842	$3.34	$1.55		-
Vested and expected to vest as of June 30, 2022	3,167,351	$2.64	$0.15	4.1 years	-

Schedule of RSU activities
	Number of Shares	Weighted- Average Grant Date Fair Value

Outstanding as of July 1, 2021	52,650	$3.16
Granted	2,519,600	$2.52
Vested	(2,370,650)	$2.48
Forfeited or expired	(5,400)	$3.15
Outstanding as of June 30, 2022	196,200	$3.10

Schedule of share-based compensation expense
	2022	2021	2020
Cost of revenues	$36,906	$8,403	$12,448
Selling and marketing expenses	165,209	122,087	201,168
General and administrative expenses	6,982,747	4,998,206	3,790,464
Total	$7,184,862	$5,128,696	$4,004,080